7 Atir-Yeda St., Kfar Saba 44425 ISRAEL
TEL:  972-9-764-5000
FAX: 972-3-548-0575

Donna Gershowitz

General Counsel

Direct Dial +972-9-764-6881

Date: September 1, 2005

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0305

Attention:  Mr. Mark P. Shuman

Re:   M-Systems Flash Disk Pioneers Ltd. (the "Company") - Registration Statement on Form F-3 (File Number 333-126774)

Dear Mr. Shuman,

Please find below the Company`s responses to the comments of the Securities and Exchange Commission (the "Commission") set forth in the letter dated August 17, 2005 (the "Comment Letter"). For ease of reference, each comment contained in the Comment Letter is repeated herein and is followed by the Company's response.

We have also filed an amended Registration Statement on Form F-3 with the Commission concurrently herewith, reflecting the Company`s responses to the Comment Letter.

Should you wish to discuss the enclosed materials at any time, please do not hesitate to contact the undersigned at +972-9-764-5000.

Sincerely,

Donna Gershowitz

General Counsel

M-Systems Flash Disk Pioneers Ltd.

Cc:  Clifford M.J. Felig, Adv.

Meitar Liquornik Geva & Leshem Brandwein

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General

We note that your confidential treatment request filed May 27, 2005 is still pending. Please be advised that we are processing such request and may have comments that will need to be cleared prior to requesting the acceleration of effectiveness of this registration statement. Our comments, if any, will be sent shortly, under separate cover.

We acknowledge the Commission`s comment regarding the Company`s request for confidential treatment.

Form F-3

Cover page

2.       Your prospectus cover page includes a detailed description of the 1% Convertible Notes. Revise to reference the section of the prospectus that contains a detailed description of these securities and provide only the information set forth in Item 501(b) of Regulation S-K on the cover page.

We have amended the cover page of the Registration Statement in response to the Commission`s comment.

Selling Securityholder, page 70

3.        We calculate that the aggregate principal amount listed in the column entitled, "Aggregate Principal Amount of Convertible Notes Beneficially Owned That May Be Offered For Resale," is $58,416,548. However, your cover page indicates that $75,000,000 in aggregate principal amount of convertible notes is being offered. Please advise or revise your registration statement appropriately. Please note that if you intend to include additional selling shareholders at some point in the future, you may do so only via post-effective amendment, and must include a statement to that effect in your current Plan of Distribution.

The holders of an aggregate of $58,416,548 in principal of the convertible notes have requested the Company to include in the Registration Statement their convertible notes and the ordinary shares issuable upon conversion of their convertible notes, and have provided to the Company all information required by the Company in order to include in the Registration Statement such securityholders' convertible notes and the ordinary shares issuable upon conversion thereof.  We have amended the Plan of Distribution section on pages 71 and 72 of the Registration Statement to include a statement that additional selling securityholders will be included in the Registration Statement only pursuant to the filing by the Company of a post-effective amendment of the Registration Statement.

4        Please disclose the individual or individuals who exercise the voting and dispositive powers with respect to the shares to be offered for resale by all of the selling securityholders who are legal entities. See Interpretation I.60 of the July 1997 manual of publicly available CF telephone interpretations, as well as interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the CF telephone interpretation manual.

We have amended the Registration Statement on page 71 in response to the Commission`s comment.

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5.         In addition, please tell us whether any of the selling securityholders that are legal entities are broker-dealers or affiliates of broker-dealers. We note your disclosure that none of the selling securityholders acquired their shares as transaction-based compensation for the performance of investment banking or similar services. Accordingly, all selling securityholders that are registered broker-dealers should be identified in the prospectus as underwriters. With respect to any affiliates of registered broker-dealers, expand the prospectus to identify them, indicate whether they acquired the securities to be resold in the ordinary course of business and whether at the time of the acquisition they had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities. In this regard, we note your disclosure in the first paragraph on page 76. However, this information should be obtained from each selling securityholder who identifies themselves as an affiliate, not just those of which you have knowledge.

We have amended the Registration Statement on pages 67 and 73 in response to the Commission`s comment.

6.         We note that the last paragraph on page 75 indicates that any selling securityholder that is a broker-dealer or an affiliate of a broker-dealer will be deemed to be an underwriter unless such selling securityholder purchased in the ordinary course of business and had no agreements to distribute the shares at the time of purchase. Please revise this language consistent with the comment above. In this regard, we note that any selling securityholders who are registered broker-dealers and did not receive their securities as transaction-based compensation for investment banking services, should be named as underwriters.

We have amended the Registration Statement on page 73 in response to the Commission`s comment.

Plan of Distribution, page 74

7.       In your plan of distribution, you indicate that selling securityholders may create short positions in the common shares in connection with the offering. Tell us whether the selling securityholders have any open short positions. In your response letter, please advise us that M-Systems and the selling securityholders are aware of CF Tel. Interp. A.65.

We have amended the Registration Statement on page 72 in response to the Commission`s comment.  The Company is aware, and has advised each securityholder, of CF Tel. Interp. A.65.

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Exhibits

General

8.         We note that Section 14.11 of Exhibit 4.2 provides that the laws of the state of New York shall be the governing law for the indenture, the guarantee and the debt securities. Accordingly, please provide an opinion under New York law that the debt securities are legally binding obligations of M-Systems Finance Inc. and that the guarantee is a legally binding obligation of M-Systems Flash Disk Pioneers. See Item 601(b)(5) of Regulation S-K. Additionally, ensure that your opinion from Maples and Calder is revised to specifically refer to such opinion instead of merely assuming that the indenture is a legally binding obligation of the parties thereto and under the laws of New York.

We have added as Exhibit 5.3 to the Registration Statement an opinion of New York counsel to the Company and have revised Exhibit 5.2 to the Registration Statement, all in response to the Commission's comment.

Exhibit 5.1

9.        Please revise to opine on whether the guarantee is legally binding obligation of M-Systems Flash Disk Pioneers under Israeli law.

We have amended Exhibit 5.1 of the Registration Statement in response to the Commission`s comment.

Exhibit 5.2

10.    We note the statement that this opinion was delivered solely for your information in connection with the preparation and filing of this registration statement and "may not be relied upon in any manner by any other person and is not to be used, circulated, quoted or otherwise referred to for any other purpose without [your counsel`s] express written permission." Statements implying that investors are not entitled to rely on the opinion are inappropriate. Accordingly, please revise to remove this language.

We have amended Exhibit 5.2 of the Registration Statement in response to the Commission`s comment.

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At the time the Company requests acceleration of the effective date of the registration statement, it will furnish the required acknowledgments.

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